Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts and notes payable
Schedule of accounts and notes payable

	As of
	December 31,
	2022	2023
	RMB	RMB
Accounts payable	2,555,381	2,875,222
Notes payable(a)	10,755	8,148
Total accounts and notes payable	2,566,136	2,883,370
(a)	The Group’s notes payable mainly include short-term notes, typically with terms between 3 to 6 months: which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2022 and 2023 were secured by restricted cash of RMB9,373 and RMB5,265 held in designated bank accounts, respectively.